SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per ordinary share (Details) - USD ($)	3 Months Ended				5 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2021		Jun. 30, 2022		Dec. 31, 2021
Class A ordinary shares
Numerator:
Net loss	$ (1,299,933)						$ (4,788,925)		$ (335,384)
Denominator:
Weighted average shares outstanding, basic	23,000,000						23,000,000		9,857,143
Weighted average shares outstanding, diluted	23,000,000		5,000,000		5,000,000		23,000,000		9,857,143
Basic net loss per ordinary share	$ (0.06)						$ (0.21)		$ (0.03)
Diluted net loss per ordinary share	$ (0.06)		$ 0.00		$ 0.00		$ (0.21)		$ (0.03)
Class B ordinary shares
Numerator:
Net loss	$ (324,983)		$ (2,185)		$ (9,971)		$ (1,197,231)		$ (181,058)
Denominator:
Weighted average shares outstanding, basic	5,750,000	[1]	5,000,000	[1]	5,000,000	[1]	5,750,000	[1]	5,321,429
Weighted average shares outstanding, diluted	5,750,000	[1]	5,000,000	[1]	5,000,000	[1]	5,750,000	[1]	5,321,429
Basic net loss per ordinary share	$ (0.06)		$ 0.00		$ 0.00		$ (0.21)		$ (0.03)
Diluted net loss per ordinary share	$ (0.06)		$ 0.00		$ 0.00		$ (0.21)		$ (0.03)

[1]	(1) For the period from February 5, 2021 (inception) through June 30, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).